Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax expense		₩ 5,795,626	$ 4,599,046	₩ 6,081,606	₩ 4,779,972
Income tax at the applicable tax rate (Amount)	[1]	1,583,435		1,662,080	1,304,130
Non-taxable income (Amount)		(70,105)		(40,708)	(73,855)
Non-deductible expenses (Amount)		22,661		25,739	16,541
Tax credit and tax exemption (Amount)		(2,380)		(361)	(4,016)
Temporary difference for which no deferred tax is recognized (Amount)		135,694		5,065	22,189
Changes in recognition and measurement of deferred tax (Amount)		49,262		5,997	11,616
Income tax refund for tax of prior years (Amount)		(138,314)		(13,953)	(22,139)
Income tax expense of overseas branches (Amount)		31,270		18,571	10,739
Tax rate change effect (Amount)		10,726		0
Others (Amount)		138		34,795	(811)
Average effective income tax expense		₩ 1,622,387	$ 1,287,425	₩ 1,697,225	₩ 1,264,394
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Income tax at the applicable tax rate (Tax rate)	[1]	27.32%	27.32%	27.33%	27.28%
Non-taxable income (Tax rate)		(1.21%)	(1.21%)	(0.67%)	(1.55%)
Non-deductible expenses (Tax rate)		0.39%	0.39%	0.42%	0.35%
Tax credit and tax exemption (Tax rate)		(0.04%)	(0.04%)	(0.01%)	(0.08%)
Temporary difference for which no deferred tax is recognized (Tax rate)		2.34%	2.34%	0.08%	0.47%
Changes in recognition and measurement of deferred tax (Tax rate)		0.85%	0.85%	0.10%	0.24%
Income tax refund for tax of prior years (Tax rate)		(2.39%)	(2.39%)	(0.23%)	(0.46%)
Income tax expense of overseas branches (Tax rate)		0.54%	0.54%	0.31%	0.23%
Tax rate change effect (Tax rate)		0.19%	0.19%	0.00%
Others (Tax rate)		0.00%	0.00%	0.57%	(0.02%)
Average effective tax rate		27.99%	27.99%	27.91%	26.45%
Description Of Applicable Tax Rate By Taxable Income		Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.

[1]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.